Event After the Reporting Period - Additional Information (Detail) - Major business combination [member] $ in Millions		12 Months Ended
	Apr. 23, 2019 GBP (£) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
NAVI milestones [member]
Disclosure of non-adjusting events after reporting period [line items]
Eligible percentage of cash equal to milestone payment				70.00%
Fair value of the intangible assets acquired				£ 14,500,000
Acquisition of cash and cash equivalents and short-term investments | $		$ 50.8
NAVI milestones [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum cash payment limit | $		$ 79.7
OncoMed Pharmaceuticals, Inc.[member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of additional warrants to lenders | shares	321,444
Ordinary shares exercise price	£ 2.95
Voting equity interest rate	100.00%
Initial consideration purchase amount	£ 40,892,478
Initial consideration purchase, shares | shares	24,783,320
OncoMed Pharmaceuticals, Inc.[member] | TIGIT milestone [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum limit of enlarged Group after issuing the consideration shares			40.00%
OncoMed Pharmaceuticals, Inc.[member] | Unlikely scenario event [member] | TIGIT milestone [member]
Disclosure of non-adjusting events after reporting period [line items]
Initial cash milestone payment due			£ 35,000,000